Quarterly Holdings Report
for
Fidelity Advisor® Mid Cap II Fund
September 30, 2022
AMP-NPRT3-1122
1.807739.118
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.6%
Entertainment - 0.3%
Live Nation Entertainment, Inc. (a)	34,400	2,615,776
Warner Music Group Corp. Class A	83,500	1,938,035
		4,553,811
Interactive Media & Services - 0.6%
Bumble, Inc. (a)	248,400	5,338,116
IAC, Inc. (a)	32,700	1,810,926
		7,149,042
Media - 0.7%
Interpublic Group of Companies, Inc.	345,594	8,847,206
TOTAL COMMUNICATION SERVICES		20,550,059
CONSUMER DISCRETIONARY - 11.2%
Distributors - 0.2%
Pool Corp.	6,700	2,132,007
Hotels, Restaurants & Leisure - 3.8%
ARAMARK Holdings Corp.	248,900	7,765,680
Bowlero Corp. Class A (a)(b)	79,337	976,638
Caesars Entertainment, Inc. (a)	125,349	4,043,759
Churchill Downs, Inc.	86,900	16,002,635
Domino's Pizza, Inc.	19,500	6,048,900
Jubilant Foodworks Ltd.	152,980	1,168,534
Light & Wonder, Inc. Class A (a)	89,900	3,854,912
Noodles & Co. (a)	616,200	2,896,140
Vail Resorts, Inc.	16,900	3,644,316
		46,401,514
Household Durables - 1.3%
KB Home	59,400	1,539,648
Lovesac (a)	44,017	897,066
NVR, Inc. (a)	1,215	4,844,302
Taylor Morrison Home Corp. (a)	235,000	5,480,200
Toll Brothers, Inc.	81,900	3,439,800
		16,201,016
Internet & Direct Marketing Retail - 0.1%
Revolve Group, Inc. (a)(b)	70,500	1,529,145
Leisure Products - 0.2%
YETI Holdings, Inc. (a)	93,200	2,658,064
Specialty Retail - 3.6%
Academy Sports & Outdoors, Inc.	148,700	6,272,166
America's Car Mart, Inc. (a)	22,100	1,348,542
Dick's Sporting Goods, Inc. (b)	78,400	8,203,776
Five Below, Inc. (a)	96,200	13,243,854
Floor & Decor Holdings, Inc. Class A (a)	18,800	1,320,888
Williams-Sonoma, Inc. (b)	121,500	14,318,775
		44,708,001
Textiles, Apparel & Luxury Goods - 2.0%
Capri Holdings Ltd. (a)	164,300	6,315,692
Deckers Outdoor Corp. (a)	59,875	18,717,526
		25,033,218
TOTAL CONSUMER DISCRETIONARY		138,662,965
CONSUMER STAPLES - 4.1%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	19,400	6,278,810
Food & Staples Retailing - 3.1%
BJ's Wholesale Club Holdings, Inc. (a)	243,000	17,692,830
Performance Food Group Co. (a)	107,100	4,599,945
Sprouts Farmers Market LLC (a)	211,400	5,866,350
U.S. Foods Holding Corp. (a)	340,300	8,997,532
United Natural Foods, Inc. (a)	52,400	1,800,988
		38,957,645
Food Products - 0.2%
Nomad Foods Ltd. (a)	201,100	2,855,620
Personal Products - 0.3%
Olaplex Holdings, Inc. (b)	319,600	3,052,180
TOTAL CONSUMER STAPLES		51,144,255
ENERGY - 6.0%
Energy Equipment & Services - 1.6%
Baker Hughes Co. Class A	231,800	4,858,528
Championx Corp.	147,900	2,894,403
Nextier Oilfield Solutions, Inc. (a)	656,200	4,855,880
TechnipFMC PLC (a)	910,900	7,706,214
		20,315,025
Oil, Gas & Consumable Fuels - 4.4%
Antero Resources Corp. (a)	215,000	6,563,950
Cheniere Energy, Inc.	99,100	16,441,681
Hess Corp.	91,700	9,994,383
Magnolia Oil & Gas Corp. Class A	382,800	7,583,268
New Fortress Energy, Inc.	117,614	5,140,908
Range Resources Corp.	349,097	8,818,190
		54,542,380
TOTAL ENERGY		74,857,405
FINANCIALS - 15.8%
Banks - 7.3%
Bancorp, Inc., Delaware (a)	391,000	8,594,180
Comerica, Inc.	70,300	4,998,330
East West Bancorp, Inc.	204,000	13,696,560
First Foundation, Inc.	80,466	1,459,653
First Horizon National Corp.	340,000	7,786,000
First Republic Bank	51,600	6,736,380
Huntington Bancshares, Inc.	674,657	8,891,979
M&T Bank Corp.	48,100	8,480,992
Popular, Inc.	95,800	6,903,348
Signature Bank	40,300	6,085,300
Wintrust Financial Corp.	208,100	16,970,555
		90,603,277
Capital Markets - 2.3%
Ameriprise Financial, Inc.	26,287	6,623,010
Northern Trust Corp.	86,000	7,358,160
Raymond James Financial, Inc.	87,086	8,605,839
TMX Group Ltd.	57,300	5,270,596
		27,857,605
Diversified Financial Services - 0.5%
Equitable Holdings, Inc.	234,900	6,189,615
Insurance - 5.4%
American Financial Group, Inc.	42,300	5,199,939
Arch Capital Group Ltd. (a)	167,600	7,632,504
Assurant, Inc.	62,800	9,122,956
Hartford Financial Services Group, Inc.	146,500	9,074,210
Old Republic International Corp.	370,500	7,754,565
Primerica, Inc.	91,758	11,327,525
Reinsurance Group of America, Inc.	95,291	11,988,561
Selective Insurance Group, Inc.	64,400	5,242,160
		67,342,420
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	117,729	4,105,210
TOTAL FINANCIALS		196,098,127
HEALTH CARE - 9.7%
Biotechnology - 1.7%
Argenx SE ADR (a)	7,000	2,471,350
Blueprint Medicines Corp. (a)	31,000	2,042,590
Exelixis, Inc. (a)	331,100	5,191,648
Legend Biotech Corp. ADR (a)	41,800	1,705,440
Neurocrine Biosciences, Inc. (a)	33,600	3,568,656
United Therapeutics Corp. (a)	30,800	6,448,904
		21,428,588
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp. (a)	156,310	6,053,886
Envista Holdings Corp. (a)	201,800	6,621,058
Hologic, Inc. (a)	61,379	3,960,173
JEOL Ltd.	72,300	2,375,364
Masimo Corp. (a)	8,800	1,242,208
ResMed, Inc.	18,227	3,978,954
The Cooper Companies, Inc.	16,439	4,338,252
Zimmer Biomet Holdings, Inc.	73,900	7,726,245
		36,296,140
Health Care Providers & Services - 2.4%
agilon health, Inc. (a)	57,900	1,356,018
Guardant Health, Inc. (a)	23,400	1,259,622
Molina Healthcare, Inc. (a)	41,300	13,622,392
Option Care Health, Inc. (a)	416,000	13,091,520
		29,329,552
Life Sciences Tools & Services - 1.3%
Avantor, Inc. (a)	144,000	2,822,400
Bio-Rad Laboratories, Inc. Class A (a)	7,600	3,170,264
ICON PLC (a)	15,500	2,848,590
Maravai LifeSciences Holdings, Inc. (a)	144,300	3,683,979
Thermo Fisher Scientific, Inc.	6,430	3,261,232
		15,786,465
Pharmaceuticals - 1.4%
Royalty Pharma PLC	255,900	10,282,062
UCB SA	100,500	6,974,485
		17,256,547
TOTAL HEALTH CARE		120,097,292
INDUSTRIALS - 18.3%
Aerospace & Defense - 1.3%
AerSale Corp. (a)	98,200	1,820,628
Axon Enterprise, Inc. (a)	46,100	5,336,075
Howmet Aerospace, Inc.	229,800	7,107,714
Spirit AeroSystems Holdings, Inc. Class A	82,900	1,817,168
		16,081,585
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	192,100	4,627,689
GXO Logistics, Inc. (a)	87,988	3,084,859
		7,712,548
Building Products - 1.1%
Builders FirstSource, Inc. (a)	230,900	13,604,628
Commercial Services & Supplies - 0.5%
Driven Brands Holdings, Inc. (a)(b)	241,100	6,745,978
Construction & Engineering - 1.8%
Quanta Services, Inc.	74,600	9,503,294
Willscot Mobile Mini Holdings (a)	334,500	13,490,385
		22,993,679
Electrical Equipment - 3.6%
Acuity Brands, Inc.	62,500	9,841,875
AMETEK, Inc.	86,400	9,798,624
Generac Holdings, Inc. (a)	30,000	5,344,200
Regal Rexnord Corp.	86,902	12,197,565
Sunrun, Inc. (a)	260,707	7,192,906
		44,375,170
Machinery - 3.8%
Crane Holdings Co.	139,500	12,211,830
Fortive Corp.	139,700	8,144,510
IDEX Corp.	41,700	8,333,745
Ingersoll Rand, Inc.	81,600	3,530,016
ITT, Inc.	226,559	14,803,365
		47,023,466
Marine - 0.3%
Clarkson PLC	119,869	3,498,695
Professional Services - 3.5%
ASGN, Inc. (a)	101,599	9,181,502
FTI Consulting, Inc. (a)	56,500	9,362,615
Jacobs Solutions, Inc.	67,186	7,289,009
KBR, Inc.	302,600	13,078,372
TriNet Group, Inc. (a)	63,500	4,522,470
		43,433,968
Road & Rail - 0.5%
J.B. Hunt Transport Services, Inc.	38,200	5,975,244
Trading Companies & Distributors - 1.3%
GMS, Inc. (a)	4,539	181,605
NOW, Inc. (a)	321,900	3,235,095
RS GROUP PLC	624,943	6,671,195
Univar Solutions, Inc. (a)	260,400	5,921,496
		16,009,391
TOTAL INDUSTRIALS		227,454,352
INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 0.9%
Digi International, Inc. (a)	347,100	11,999,247
Electronic Equipment & Components - 3.2%
CDW Corp.	38,651	6,032,648
Flex Ltd. (a)	688,000	11,462,080
Jabil, Inc.	294,074	16,971,011
Trimble, Inc. (a)	46,400	2,518,128
Zebra Technologies Corp. Class A (a)	9,300	2,436,693
		39,420,560
IT Services - 4.8%
Amadeus IT Holding SA Class A (a)	156,900	7,274,299
Concentrix Corp.	90,500	10,102,515
EPAM Systems, Inc. (a)	15,200	5,505,288
Euronet Worldwide, Inc. (a)	79,191	5,999,510
Genpact Ltd.	251,343	11,001,283
GoDaddy, Inc. (a)	96,700	6,854,096
Shift4 Payments, Inc. (a)	14,900	664,689
WNS Holdings Ltd. sponsored ADR (a)	147,600	12,079,584
		59,481,264
Semiconductors & Semiconductor Equipment - 2.5%
Marvell Technology, Inc.	59,700	2,561,727
MKS Instruments, Inc.	87,800	7,255,792
onsemi (a)	159,400	9,935,402
SolarEdge Technologies, Inc. (a)	20,800	4,814,368
Teradyne, Inc.	82,500	6,199,875
		30,767,164
Software - 1.4%
Black Knight, Inc. (a)	101,400	6,563,622
Dynatrace, Inc. (a)	248,700	8,657,247
KnowBe4, Inc. (a)	92,100	1,916,601
		17,137,470
TOTAL INFORMATION TECHNOLOGY		158,805,705
MATERIALS - 7.1%
Chemicals - 2.2%
Cabot Corp.	50,000	3,194,500
Celanese Corp. Class A	52,300	4,724,782
CF Industries Holdings, Inc.	75,400	7,257,250
Element Solutions, Inc.	701,700	11,416,659
		26,593,191
Construction Materials - 1.0%
Eagle Materials, Inc.	28,800	3,086,784
Martin Marietta Materials, Inc.	28,700	9,243,983
		12,330,767
Containers & Packaging - 0.9%
Avery Dennison Corp.	51,900	8,444,130
Sealed Air Corp.	68,200	3,035,582
		11,479,712
Metals & Mining - 3.0%
Agnico Eagle Mines Ltd. (Canada)	119,506	5,048,952
Commercial Metals Co.	93,500	3,317,380
First Quantum Minerals Ltd.	563,600	9,567,756
Lynas Rare Earths Ltd. (a)	535,107	2,580,514
Reliance Steel & Aluminum Co.	58,800	10,255,308
Wheaton Precious Metals Corp.	207,500	6,719,133
		37,489,043
TOTAL MATERIALS		87,892,713
REAL ESTATE - 7.6%
Equity Real Estate Investment Trusts (REITs) - 7.1%
Alexandria Real Estate Equities, Inc.	37,200	5,215,068
CubeSmart	113,500	4,546,810
Duke Realty Corp.	82,700	3,986,140
EastGroup Properties, Inc.	77,100	11,128,614
Equity Lifestyle Properties, Inc.	48,700	3,060,308
Highwoods Properties, Inc. (SBI)	174,200	4,696,432
Invitation Homes, Inc.	298,500	10,080,345
Lamar Advertising Co. Class A	135,900	11,210,391
Mid-America Apartment Communities, Inc.	31,700	4,915,719
National Retail Properties, Inc.	118,000	4,703,480
Ryman Hospitality Properties, Inc.	106,800	7,859,412
Sun Communities, Inc.	22,000	2,977,260
Terreno Realty Corp.	33,700	1,785,763
Ventas, Inc.	231,200	9,287,304
VICI Properties, Inc.	106,400	3,176,040
		88,629,086
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	83,391	5,629,726
TOTAL REAL ESTATE		94,258,812
UTILITIES - 5.0%
Electric Utilities - 2.5%
Constellation Energy Corp.	104,700	8,709,993
OGE Energy Corp.	428,700	15,630,402
PG&E Corp. (a)	545,600	6,820,000
		31,160,395
Independent Power and Renewable Electricity Producers - 2.0%
Clearway Energy, Inc. Class C	274,000	8,726,900
NextEra Energy Partners LP	125,000	9,038,750
The AES Corp.	290,300	6,560,780
		24,326,430
Multi-Utilities - 0.5%
Black Hills Corp.	89,600	6,068,608
TOTAL UTILITIES		61,555,433
TOTAL COMMON STOCKS (Cost $1,063,572,709)		1,231,377,118

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c)	9,131,291	9,133,118
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d)	32,999,400	33,002,700
TOTAL MONEY MARKET FUNDS (Cost $42,135,818)		42,135,818

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $1,105,708,527)	1,273,512,936
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(32,475,001)
NET ASSETS - 100.0%	1,241,037,935

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	19,460,777	178,829,980	189,157,639	128,429	-	-	9,133,118	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	60,658,850	276,058,361	303,714,511	34,489	-	-	33,002,700	0.1%
Total	80,119,627	454,888,341	492,872,150	162,918	-	-	42,135,818

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.